Balance Sheet Components - Other Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Digital Assets, Noncurrent		$ 2,066
Tax credit receivable			$ 178,140
Other assets	$ 11,129	$ 2,066	$ 178,140